Note - 9 - Share Capital - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Number outstanding	988,727	1,018,067	1,229,341
Number exercisable	490,389
Weighted average remaining contractual life (Year)	3 years 18 days
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 12.75
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	23.53
Range one [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 12.75
Number outstanding	9,375
Number exercisable	9,375
Weighted average remaining contractual life (Year)	2 years 10 months 6 days
Range two [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 13.46
Number outstanding	254,162
Number exercisable	237,496
Weighted average remaining contractual life (Year)	2 years 3 months 10 days
Range three [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 13.91
Number outstanding	85,263
Number exercisable	85,263
Weighted average remaining contractual life (Year)	11 months 4 days
Range four [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 14.98
Number outstanding	308,872
Number exercisable	81,236
Weighted average remaining contractual life (Year)	3 years 1 month 28 days
Range five [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 21.26
Number outstanding	50,000
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 11 months 1 day
Range six [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 21.57
Number outstanding	231,055
Number exercisable	77,019
Weighted average remaining contractual life (Year)	3 years 11 months 8 days
Range seven [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 23.53
Number outstanding	50,000
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 18 days